Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP INVSAL
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Corning Incorporated Investment Plan Schedule of Assets (Held at End of Year) December 31, 2025

(in thousands)

Identity of Issuer,	Description of Investment Including
Borrower, Lessor or	Maturity Date, Rate of Interest,	Current
Similar Party	Collateral, Par, or Maturity Value	Value

Maturity dates ranging from 2026 through
* Participant loans	2035 and interest rates ranging from	$30,296
4.25% - 9.50%

* Denotes party-in-interest